Fair Value Measurements	12 Months Ended
Sep. 30, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements
Fair Value Measurements
U.S. GAAP defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. U.S. GAAP also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:
Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active exchange markets that the entity has the ability to access as of the measurement date.
Level 2: Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active and other inputs that are observable or can be corroborated by observable market data.
Level 3: Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.
We have established and documented the Company's process for determining the fair values of our assets and liabilities, where applicable. Fair value is based on quoted market prices, when available, for identical or similar assets or liabilities. In the absence of quoted market prices, fair value is determined using valuation models or third-party appraisals. The following is a description of the valuation methodologies used to measure and report the fair value of financial assets and liabilities on a recurring or nonrecurring basis:
Measured on a Recurring Basis
Securities
Securities available for sale are recorded at fair value on a recurring basis. Securities at fair value are priced using model pricing based on the securities' relationship to other benchmark quoted prices as provided by an independent third party, and under the provisions of the Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification are considered a Level 2 input method.

The following table presents the balance of assets measured at fair value on a recurring basis at September 30, 2012:

	Fair Value at September 30, 2012
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
Equity securities	$—	$541	$—	$541
Obligations of U.S. government	—	183,018	—	183,018
Obligations of states and political subdivisions	—	24,844	—	24,844
Obligations of foreign governments	—	—	—	—
Corporate debt securities	—	403,326	—	403,326
Agency pass through mortgage-backed securities	—	1,169,976	—	1,169,976
Other debt securities	—	—	—	—
Balance at end of period	$—	$1,781,705	$—	$1,781,705

There were no transfers between, into and/or out of Levels 1, 2 or 3 during the year ended September 30, 2012.
Measured on a Nonrecurring Basis
Impaired Loans & Real Estate Held for Sale
From time to time, and on a nonrecurring basis, fair value adjustments to collateral-dependent loans and real estate held for sale are recorded to reflect write-downs of principal balances based on the current appraised or estimated value of the collateral. When management determines that the fair value of the collateral or the real estate held for sale requires additional adjustments, either as a result of a non-current appraisal value or when there is no observable market price, the Company classifies the impaired loan or real estate held for sale as Level 3. Level 3 assets recorded at fair value on a nonrecurring basis at September 30, 2012, included loans for which a specific reserve allowance was established or a partial charge-off was recorded based on the fair value of collateral, as well as covered REO and real estate held for sale for which fair value of the properties was less than the cost basis.
Real estate held for sale consists principally of properties acquired through foreclosure.
The following table presents the aggregated balance of assets measured at estimated fair value on a nonrecurring basis for the year ended September 30, 2012, and the total losses resulting from those fair value adjustments for the quarter and year ended September 30, 2012. The following estimated fair values are shown gross of estimated selling costs:

	Through September 30, 2012				Quarter Ended September 30, 2012	Year Ended September 30, 2012
	Level 1	Level 2	Level 3	Total	Total Losses
	(In thousands)
Impaired loans (1)	$—	$—	$179,626	$179,626	$6,259	$42,550
Covered REO (2)	—	—	39,540	39,540	295	2,419
Real estate held for sale (2)	—	—	195,930	195,930	17,876	78,976
Balance at end of period	$—	$—	$415,096	$415,096	$24,430	$123,945
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(1)	The losses represents remeasurements of collateral-dependent loans.

(2)	The losses represents aggregate writedowns and charge-offs on real estate held for sale.
There were no liabilities carried at fair value, measured on a recurring or nonrecurring basis, at September 30, 2012.
The following describes the process used to value Level 3 assets measured on a nonrecurring basis:
Impaired loans - The Company adjusts the carrying amount of impaired loans when there is evidence of probable loss and the expected fair value of the loan is less than its contractual amount. The amount of the impairment may be determined based on the estimated present value of future cash flows or the fair value of the underlying collateral. Impaired loans with a specific reserve allowance based on cash flow analysis or the value of the underlying collateral are classified as Level 3 assets.
The evaluations for impairment are prepared by the Problem Loan Review Committee, which is chaired by the Chief Credit Officer and includes the Loan Review manager and Special Credits manager, as well as senior credit officers, division managers and group executives, as applicable. These evaluations are performed in conjunction with the quarterly allowance for loan loss ("ALLL") process.
Applicable loans are evaluated for impairment on a quarterly basis. Loans included in the previous quarter's review are reevaluated and if their values are materially different from the prior quarter evaluation, the underlying information (loan balance and collateral value) are compared. Material differences are evaluated for reasonableness and discussions are held between the relationship manager and their division manager to understand the difference and determine if any adjustment is necessary. The inputs are developed and substantiated on a quarterly basis, based on current borrower developments, market conditions and collateral values. The following method is used to value impaired loans:

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The fair value of the collateral, which may take the form of real estate or personal property, is based on internal estimates, field observations, assessments provided by third-party appraisers and other valuation models. The Company performs or reaffirms valuations of collateral-dependent impaired loans at least annually. Adjustments are made if management believes that more recent information is available and relevant with respect to the fair value of the collateral.

Real estate held for sale ("REO") - These assets are valued based on inputs such as appraisals and third-party price opinions, less estimated selling costs. Assets that are acquired through foreclosure are recorded initially at the lower of the loan balance or fair value at the date of foreclosure. After foreclosure, valuations are updated periodically, and current market conditions my require the assets to be written down further to a new cost basis. The following method is used to value real estate held for sale:

•
When a loan is reclassified from loan status to real estate held for sale due to the Company taking possession of the collateral, a Special Credits officer, along with the Special Credits manager, obtains a valuation, which may include a third-party appraisal, which is used to establish the fair value of the underlying collateral. The determined fair value, to the extent it does not exceed the carrying value of the loan, becomes the carrying value of the REO asset. In addition to the valuations from independent third-party sources, the carrying balance of REO assets are written down once a bona fide offer is contractually accepted, through execution of a Purchase and Sale Agreement, where the accepted price is lower than the current balance of the particular REO asset. The fair value of REO assets is re-evaluated quarterly and the REO asset is adjusted to reflect the lower of cost or fair value as necessary.